STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the six months ended March 31, 2026, is presented below:

	Shares	Weighted Average	Remaining Contractual	Grant- Date
	underlying Options	Exercise Price	Term (Years)	Fair Value
		$
Outstanding at October 1, 2025	35,714	70	-	1,085,386
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2026	35,714	70	-	1,085,386
Exercisable at March 31, 2026	35,714	70	-	1,085,386

Schedule of Outstanding Warrants	The following is a summary of the change in outstanding warrants during the six months ended March 31, 2026:
	Shares Underlying Options/	Weighted Average Exercise	Weighted Average Remaining Contractual Term
	Warrants	Price	(Years)
		$
Outstanding at October 1, 2025	14,102	1.38	0.42
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding at March 31, 2026	14,102	1.38	-
Exercisable at March 31, 2026	14,102	1.38	-